Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.33%
Belgium–0.57%
Biocartis Group N.V.(a)(b)(c)	6,982,992	$2,625,801
Materialise N.V., ADR(a)(c)	2,900,000	23,142,000
		25,767,801
Denmark–2.79%
Atlantic Sapphire ASA(c)	6,169,427	3,751,778
Bavarian Nordic A/S(c)	2,560,000	54,945,686
Genmab A/S(c)	100,000	41,240,519
Novozymes A/S, Class B	500,000	25,045,690
		124,983,673
France–1.03%
Mersen S.A.	983,743	46,299,695
Vantiva S.A.(c)	570,324	120,247
		46,419,942
Germany–5.73%
AIXTRON SE	3,660,000	145,352,685
Basler AG(a)	1,584,283	25,991,288
Carl Zeiss Meditec AG, BR	200,000	23,163,044
Manz AG(a)(c)	466,570	8,667,013
PVA TePla AG(a)(c)	2,282,096	53,739,228
		256,913,258
Ireland–1.21%
Ads-Tec Energy PLC(c)	2,319,856	14,383,107
Flutter Entertainment PLC(c)	200,000	39,843,736
		54,226,843
Italy–1.69%
Brunello Cucinelli S.p.A.	894,764	75,728,108
Japan–14.87%
Comture Corp.(a)	2,500,000	35,568,094
CyberAgent, Inc.	5,200,000	32,808,964
Disco Corp.	524,000	98,426,612
Jeol Ltd.	2,160,000	74,078,296
M3, Inc.	2,560,000	59,433,148
Mercari, Inc.(c)	1,000,000	25,290,700
Nidec Corp.	600,000	35,617,786
Nikon Corp.	2,000,000	26,419,550
Optex Group Co. Ltd.(a)	1,387,800	18,212,969
PeptiDream, Inc.(c)	4,000,000	50,931,085
Rheon Automatic Machinery Co. Ltd.	330,700	3,380,341
SHIFT, Inc.(c)	550,000	130,280,590
Yaskawa Electric Corp.	1,760,000	76,525,546
		666,973,681
Norway–3.21%
Mowi ASA	4,000,000	70,329,030
Nordic Semiconductor ASA(c)	4,999,999	73,639,575
		143,968,605
Sweden–6.25%
AddTech AB, Class B	2,500,000	46,410,878
Beijer Ref AB	3,350,000	45,390,607
Shares		Value
Sweden–(continued)
Boozt AB(a)(b)(c)	3,750,000	$44,704,977
Indutrade AB	2,691,106	56,422,757
Midsona AB, Class B(c)	1,708,521	1,208,752
RaySearch Laboratories AB(a)(c)	4,000,000	27,100,015
Surgical Science Sweden AB(c)	1,000,000	23,310,306
Tobii AB(c)	3,000,000	5,518,610
Xvivo Perfusion AB(c)	1,000,000	30,247,663
		280,314,565
Switzerland–0.10%
GeNeuro S.A.(a)(c)	2,457,241	4,570,332
United Kingdom–15.91%
ASOS PLC(c)	700,000	3,773,699
Aston Martin Lagonda Global Holdings PLC(b)(c)	68,894,357	350,056,817
boohoo Group PLC(c)	30,000,000	14,983,888
FD Technologies PLC(c)	1,200,000	27,560,666
Fevertree Drinks PLC	2,000,000	34,423,983
Frontier Developments PLC(a)(c)	2,243,918	16,895,027
Future PLC	1,000,000	10,755,924
Gooch & Housego PLC(a)	1,479,236	10,901,846
IP Group PLC	14,546,226	11,155,222
IQE PLC(a)(c)	142,917,198	36,274,998
M&C Saatchi PLC	5,230,352	8,920,162
Oxford Nanopore Technologies PLC(c)	31,476,911	106,692,053
Spirax-Sarco Engineering PLC	200,000	28,572,257
WANdisco PLC(a)(c)	10,594,145	16,315,188
Xaar PLC(a)(c)	6,000,000	14,628,774
Zoo Digital Group PLC(a)(c)	6,320,647	5,758,619
Zotefoams PLC(a)	3,200,000	16,337,083
		714,006,206
United States–40.97%
3D Systems Corp.(c)	5,000,000	43,550,000
Advanced Micro Devices, Inc.(c)	3,000,000	343,200,000
Align Technology, Inc.(c)	100,000	37,789,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	69,040,000
Cognex Corp.	1,200,000	65,544,000
Coherent Corp.(c)	1,000,000	47,360,000
Exact Sciences Corp.(c)	1,800,000	175,572,000
Globant S.A.(c)	200,000	34,946,000
Impinj, Inc.(c)	400,000	26,648,000
IPG Photonics Corp.(c)	600,000	78,870,000
Ivanhoe Electric, Inc.(c)	2,000,000	32,520,000
Littelfuse, Inc.	200,000	60,920,000
Manhattan Associates, Inc.(c)	600,000	114,372,000
Nevro Corp.(c)	1,000,000	24,990,000
ON Semiconductor Corp.(c)	500,000	53,875,000
PDF Solutions, Inc.(a)(c)	3,000,000	137,970,000
PTC, Inc.(c)	1,000,000	145,810,000
QUALCOMM, Inc.	500,000	66,085,000
Shake Shack, Inc., Class A(c)	1,000,000	77,660,000
Veeco Instruments, Inc.(a)(c)	3,000,000	84,480,000
Vicor Corp.(c)	500,000	46,135,000
Wolfspeed, Inc.(c)	1,000,000	65,900,000

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Xeris Biopharma Holdings, Inc.(c)	2,000,000	$5,220,000
		1,838,456,000
Total Common Stocks & Other Equity Interests (Cost $3,159,232,056)		4,232,329,014
Money Market Funds–5.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(a)(d)	84,923,999	84,923,999
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(a)(d)	60,644,846	60,650,910
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.18%(a)(d)	97,055,998	$97,055,998
Total Money Market Funds (Cost $242,634,910)		242,630,907
TOTAL INVESTMENTS IN SECURITIES—99.74% (Cost $3,401,866,966)		4,474,959,921
OTHER ASSETS LESS LIABILITIES–0.26%		11,773,428
NET ASSETS–100.00%		$4,486,733,349
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,100,213	$244,802,304	$(240,978,518)	$-	$-	$84,923,999	$1,915,937
Invesco Liquid Assets Portfolio, Institutional Class	51,103,361	174,858,789	(165,304,124)	(15,575)	8,459	60,650,910	1,377,568
Invesco Treasury Portfolio, Institutional Class	92,685,957	279,774,062	(275,404,021)	-	-	97,055,998	2,185,434
Investments in Other Affiliates:
Aumann Ag	11,861,710	-	(14,054,034)	47,558,191	(45,365,867)	-	-
Basler AG	48,931,519	-	(4,487,395)	(16,750,919)	(1,701,917)	25,991,288	224,145
Biocartis Group N.V.	7,106,383	7,330,294	(998,113)	22,169,205	(32,981,968)	2,625,801	-
Boozt AB	27,374,742	-	-	17,330,235	-	44,704,977	-
Comture Corp.	48,775,634	-	(7,177,096)	(3,158,807)	(2,871,637)	35,568,094	645,550
Frontier Developments PLC	45,619,685	-	(5,322,021)	(11,133,044)	(12,269,593)	16,895,027	-
GeNeuro S.A.	4,128,332	-	-	442,000	-	4,570,332	-
Gooch & Housego PLC	11,009,275	-	(4,031,912)	12,288,811	(8,364,328)	10,901,846	310,126
IQE PLC	67,203,506	2,879,532	(2,267,235)	(15,441,781)	(16,099,024)	36,274,998	-
Manz AG	13,121,717	-	(705,860)	(3,009,461)	(739,383)	8,667,013	-
Materialise N.V., ADR*	30,711,000	-	-	(7,569,000)	-	23,142,000	-
Nektar Therapeutics	134,495,200	-	(20,931,278)	508,216,066	(621,779,988)	-	-
Optex Group Co. Ltd.*	27,540,836	-	(8,405,619)	8,522,052	(9,444,300)	18,212,969	458,495
PDF Solutions, Inc.	70,740,000	-	-	67,230,000	-	137,970,000	-
PVA TePla AG	48,529,344	-	(12,554,843)	21,838,255	(4,073,528)	53,739,228	-
RaySearch Laboratories AB	20,788,083	-	-	6,311,932	-	27,100,015	-
Rovio Entertainment OYJ	26,803,800	-	(41,712,223)	13,773,790	1,134,633	-	-
Veeco Instruments, Inc.	54,690,000	-	-	29,790,000	-	84,480,000	-
WANdisco PLC	25,109,582	3,556,476	-	(12,350,870)	-	16,315,188	-
Xaar PLC	11,672,694	-	-	2,956,080	-	14,628,774	-
Zoo Digital Group PLC	13,245,534	-	(1,044,404)	(6,512,916)	70,405	5,758,619	-
Zotefoams PLC	13,509,174	-	(3,590,255)	7,460,904	(1,042,740)	16,337,083	232,756
Total	$987,857,281	$713,201,457	$(808,968,951)	$689,945,148	$(755,520,776)	$826,514,159	$7,350,011

*	At July 31, 2023, this security was was no longer an affiliate of the Fund.

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $397,387,595, which represented 8.86% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$23,142,000	$2,625,801	$—	$25,767,801
Denmark	—	124,983,673	—	124,983,673
France	—	46,419,942	—	46,419,942
Germany	—	256,913,258	—	256,913,258
Ireland	14,383,107	39,843,736	—	54,226,843
Italy	—	75,728,108	—	75,728,108
Japan	—	666,973,681	—	666,973,681
Norway	—	143,968,605	—	143,968,605
Sweden	—	280,314,565	—	280,314,565
Switzerland	—	4,570,332	—	4,570,332
United Kingdom	16,315,188	697,691,018	—	714,006,206
United States	1,838,456,000	—	—	1,838,456,000
Money Market Funds	242,630,907	—	—	242,630,907
Total Investments	$2,134,927,202	$2,340,032,719	$—	$4,474,959,921
Invesco Global Opportunities Fund